BUSINESS COMBINATION	12 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
BUSINESS COMBINATION

3. BUSINESS COMBINATION

(a)	Acquisition of Top Spin

In April 2025, the Company acquired 100% of the issued shares of Top Spin, a BVI incorporated entity that indirectly holds an 80% equity interest in Care U, a Hong Kong incorporated entity through a 100% owned intermediate holding company, Performance Plus, a BVI incorporated entity, from an independent third party for a total consideration of HKD78,923,708 (US$10,118,424). Additionally, a contingent consideration asset of HKD1,680,000 (US$215,385) was recognized at fair value, representing a profit guarantee from the seller if Care U’s net income for year ending June 30, 2026 and 2027 falls below an agreed target. The acquisition was completed in April 2025. The acquisition enhances the Company’s position in the nursing services sector by expanding its service offerings, market presence in Hong Kong and generating synergies from operational efficiencies, expanded client base, and assembled workforce. The acquisition has been accounted for as acquisition of business using the acquisition method.

Below are the assets acquired and liabilities recognized at the date of acquisition:

HKD

Cash and cash equivalents	3,486,325
Accounts receivable, net	8,244,364
Prepayments and other current assets	239,901
Property and equipment, net	2,222
Intangible assets	31,250,000
Accounts payable	(3,253,143)
Accrued expenses and other current liabilities	(7,351,141)
Income tax payable	(4,650)
Deferred tax liabilities	(5,156,250)
27,457,628

The accounts receivable acquired with a fair value of HKD8,244,364 at the date of acquisition had gross contractual amounts of HKD8,244,364. No allowance for expected credit losses was provided as the Company is not aware of any collection risk on the balance.

HKD
Consideration transferred
- Cash	72,950,000
- Shares, by issuing 2,980,000 ordinary shares	5,973,708
78,923,708

Non-controlling interest	19,730,927

Less: recognized amounts of net assets acquired	(27,457,628)
contingent consideration asset from the seller	(1,680,000)

Goodwill arising from acquisition	69,517,007
Goodwill arising from acquisition (US$)	8,912,437

Acquisition-related costs amounting to HKD160,000 (US$20,513) have been excluded from the consideration transferred and have been recognized as expense in the consolidated statements of operations, classified within general and administrative.

The non-controlling interest represents 20% in the interest of Performance Plus which was recognized at the acquisition date and measured by reference to the fair value of the non-controlling interest.

HKD
Net cash outflow on acquisition
- Cash consideration paid	72,950,000
- Less: cash and cash equivalents acquired	(3,486,325)
69,463,675

Included in the net loss for the year is net income of HKD126,702 (US$16,244) attributable to the additional business generated by Top Spin. Revenue for the year includes HKD8,185,119 (US$1,049,374) generated from Top Spin.

Had the acquisition of Top Spin been completed on July 1, 2024, revenue for the year of the Company would have been HKD127,903,458 (US$16,397,879), and net loss for the year of the Company would have been HKD9,449,688 (US$1,211,498). The pro forma information is for illustrative purposes only and is not necessarily an indication of revenue and net loss of the Company that actually would have been achieved had the acquisition been completed on July 1, 2024, nor is it intended to be a projection of future results.

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. BUSINESS COMBINATION (cont.)

(b)	Acquisition of Bowser

In November 2025, the Company acquired 100% of the issued shares of Bowser, a Hong Kong incorporated entity from three independent third parties for a total consideration of HKD87,895,017 (US$11,268,592). Additionally, a contingent consideration asset of HKD2,050,000 (US$262,821) was recognized at fair value, representing a profit guarantee from the seller if Bowser’s net income for year ending December 31, 2026 and 2027 falls below an agreed target. The acquisition was completed in November 2025. The acquisition enhances the Company’s position in the professional services sector by expanding its service offerings, market presence in Hong Kong and generating synergies from operational efficiencies, expanded client base, and assembled workforce. The acquisition has been accounted for as acquisition of business using the acquisition method.

Below are the assets acquired and liabilities recognized at the date of acquisition:

HKD

Cash and cash equivalents	116,266
Accounts receivable, net	4,907,592
Prepayments and other current assets	1
Intangible assets	33,622,000
Accrued expenses and other current liabilities	(1,379,411)
Income tax payable	(299,165)
Deferred tax liabilities	(5,547,630)
31,419,653

The accounts receivable acquired with a fair value of HKD4,907,592 at the date of acquisition had gross contractual amounts of HKD4,907,592. No allowance for expected credit losses was provided as the Company is not aware of any collection risk on the balance.

HKD
Consideration transferred
- Shares, by issuing 1,885,350 Class A ordinary shares	87,895,017

Less: recognized amounts of net assets acquired	(31,419,653)
contingent consideration asset from the seller	(2,050,000)

Goodwill arising from acquisition	54,425,364
Goodwill arising from acquisition (US$)	6,977,610

Acquisition-related costs amounting to HKD51,000 (US$6,538) have been excluded from the consideration transferred and have been recognized as expense in the consolidated statements of operations, classified within general and administrative.

HKD
Net cash inflow on acquisition
- Cash consideration paid	—
- Less: cash and cash equivalents acquired	(116,266)
(116,266)

Included in the net income for the year is net income of HKD1,188,787 (US$152,409) attributable to the additional business generated by Bowser. Revenue for the year includes HKD20,289,403 (US$2,601,206) generated from Bowser.

Had the acquisition of Bowser been completed on July 1, 2025, revenue for the year of the Company would have been HKD147,142,094 (US$18,864,371), and net income for the year of the Company would have been HKD15,834,900 (US$2,030,115). The pro forma information is for illustrative purposes only and is not necessarily an indication of revenue and net loss of the Company that actually would have been achieved had the acquisition been completed on July 1, 2025, nor is it intended to be a projection of future results.

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. BUSINESS COMBINATION (cont.)

(c)	Acquisition of Top Team

In November 2025, the Company acquired 100% of the issued shares of Top Team, a Hong Kong incorporated entity from an independent third party for a total consideration of HKD10,827,775 (US$1,388,176). Additionally, a contingent consideration asset of HKD1,980,000 (US$253,846) was recognized at fair value, representing a profit guarantee from the seller if Top Team’s net income for year ending March 31, 2027 and 2028 falls below an agreed target. The acquisition was completed in November 2025. The acquisition enhances the Company’s position in the logistics and other services sector by expanding its service offerings, market presence in Hong Kong and generating synergies from operational efficiencies, expanded client base, and assembled workforce. The acquisition has been accounted for as acquisition of business using the acquisition method.

Below are the assets acquired and liabilities recognized at the date of acquisition:

HKD

Cash and cash equivalents	193,595
Accounts receivable, net	356,707
Prepayments and other current assets	267,715
Intangible assets	1,100,000
Accounts payable	(327,415)
Accrued expenses and other current liabilities	(15,000)
Income tax payable	(87,552)
Deferred tax liabilities	(181,500)
1,306,550

The accounts receivable acquired with a fair value of HKD356,707 at the date of acquisition had gross contractual amounts of HKD356,707. No allowance for expected credit losses was provided as the Company is not aware of any collection risk on the balance.

HKD
Consideration transferred
- Shares, by issuing 232,256 Class A ordinary shares	10,827,775

Less: recognized amounts of net assets acquired	(1,306,550)
contingent consideration asset from the seller	(1,980,000)

Goodwill arising from acquisition	7,541,225
Goodwill arising from acquisition (US$)	966,824

Acquisition-related costs amounting to HKD51,000 (US$6,538) have been excluded from the consideration transferred and have been recognized as expense in the consolidated statements of operations, classified within general and administrative.

HKD
Net cash inflow on acquisition
- Cash consideration paid	—
- Less: cash and cash equivalents acquired	(193,595)
(193,595)

Included in the net income for the year is net income of HKD36,032 (US$4,619) attributable to the additional business generated by Top Team. Revenue for the year includes HKD3,021,189 (US$387,332) generated from Top Team.

Had the acquisition of Top Team been completed on July 1, 2025, revenue for the year of the Company would have been HKD136,687,754 (US$17,524,071), and net income for the year of the Company would have been HKD14,601,009 (US$1,871,924). The pro forma information is for illustrative purposes only and is not necessarily an indication of revenue and net income of the Company that actually would have been achieved had the acquisition been completed on July 1, 2025, nor is it intended to be a projection of future results.

Had the acquisition of Bowser and Top Team been completed on July 1, 2024, revenue for the year of the Company would have been HKD113,061,174 (US$ 14,495,022), and net loss for the year of the Company would have been HKD8,217,085 (US$1,053,472). The pro forma information is for illustrative purposes only and is not necessarily an indication of revenue and net income of the Company that actually would have been achieved had the acquisition been completed on July 1, 2024, nor is it intended to be a projection of future results.

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. BUSINESS COMBINATION (cont.)

(d)	Acquisition of Axiom

In May 2026, the Company acquired 100% of the issued shares of Axiom, a Hong Kong incorporated entity from Mr. Chan for a total consideration of HKD79,364,320 (US$10,174,913). The acquisition was completed in May 2026. The acquisition enhances the Company’s position in the logistics and other services sector by expanding its service offerings, market presence in Hong Kong and generating synergies from operational efficiencies, expanded client base, and assembled workforce. As Axiom was under the common control of Mr. Chan before and after the transaction, the acquisition has been accounted for as a common control combination.

Below are the assets acquired and liabilities recognized at the date of acquisition:

HKD

Cash and cash equivalents	20,878
Prepayments and other current assets	49,305
Right-of-use assets, net	238,540
Accrued expenses and other current liabilities	(405,247)
Short-term lease liabilities	(133,810)
Long-term lease liabilities	(104,730)
(335,064)

HKD
Consideration transferred
- Shares, by issuing 4,500,000 Class A ordinary shares and 800,000 Class B ordinary shares	79,364,320

Less: carrying amounts of net assets (liabilities) acquired	(335,064)

Amount recognized as other reserve from the common control combination	79,699,384
Amount recognized as other reserve from the common control combination (US$)	10,217,870

Acquisition-related costs amounting to HKD58,000 (US$7,436) have been excluded from the consideration transferred and have been recognized as expense in the consolidated statements of operations, classified within general and administrative.

HKD
Net cash inflow on combination
- Cash consideration paid	—
- Less: cash and cash equivalents acquired	(20,878)
(20,878)

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS